Capital [Member] Average Annual Total Returns - Capital - CAPITAL SHARES	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	3.09%	2.98%
Performance Inception Date			Oct. 22, 2020